Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Kingsbarn Dividend Opportunity ETF
Shareholder Report [Line Items]
Fund Name	Kingsbarn Dividend Opportunity ETF
Class Name	Kingsbarn Dividend Opportunity ETF
Trading Symbol	DVDN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kingsbarn Dividend Opportunity ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.kingsbarncapital.com/kingsbarn-dvdn-dividend-opportunity-etf/. You can also request this information by contacting us at (866) 788-7878.
Additional Information Phone Number	(866) 788-7878
Additional Information Website	www.kingsbarncapital.com/kingsbarn-dvdn-dividend-opportunity-etf/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kingsbarn Dividend Opportunity ETF	$42	0.90%[1]

[1] Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.90% [1]
Factors Affecting Performance [Text Block]

What Factors Influenced Performance?

As shown in the nearby Cumulative Performance chart, the Fund outperformed its two comparable yield-oriented indices from inception (11/2/2023) until early-2025 when it underperformed the two indices through 4/30/2025.

The Fund is an actively managed fund that maintains a fairly concentrated portfolio of 11-18 stocks. During the outperformance period, the Fund benefited from (i) exposure to select Commercial Mortgage REIT stocks that Kingsbarn Capital Management believed were undervalued relative to fundamentals; and (ii) exposure to Agency Residential Mortgage REIT stocks that incrementally benefited from a steepening of the yield curve. Beginning late-March ’25 and through April ’25, the Fund underperformed as its relatively concentrated portfolio suffered from the widening in credit spreads amid the market turmoil resultant from the tariffs announced on Liberation Day.

Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception
Average Annual Return [Table Text Block]

Annual Performance

	1 year	Average Annual Total Return Since Inception
Kingsbarn Dividend Opportunity ETF	-7.39%	6.56%
S&P 500® Index	12.10%	21.71%
MVIS US Mortgage REITs Index	8.33%	11.06%
MVIS US Business Development Companies Index	2.67%	11.45%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The MVIS US Mortgage REITs Index tracks the performance of publicly traded mortgage real estate investment trusts (REITs) in the United States, which focus on investing in mortgage-backed securities and other real estate financing instruments.

The MVIS US Business Development Companies Index measures the performance of publicly traded business development companies (BDCs) in the United States, which provide financing to small and mid-sized businesses through loans and equity investments.

Visit www.kingsbarncapital.com/kingsbarn-dvdn-dividend-opportunity-etf/ for more recent performance information.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Net Assets	$ 1,754,441
Holdings Count | Holdings	18
Advisory Fees Paid, Amount	$ 6,471
Investment Company, Portfolio Turnover	758.08%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
Fund Net Assets	$1,754,441
Number of Holdings	18
Total Advisory Fee	$6,471
Annual Portfolio Turnover	758.08%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top 10 Holdings

Granite Point Mortgage Trust, Inc.	7.35%
Rithm Capital Corp.	7.09%
Two Harbors Investment Corp.	7.04%
TPG RE Finance Trust, Inc.	6.90%
Annaly Capital Management, Inc.	6.83%
Claros Mortgage Trust, Inc.	6.78%
Franklin BSP Realty Trust, Inc.	6.75%
Cherry Hill Mortgage Investment Corp.	4.65%
Chimera Investment Corp.	4.49%
New York Mortgage Trust, Inc.	4.48%

[1]	Annualized